General (Details)	12 Months Ended
Nov. 30, 2019 cruise_ship company
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Global cruise guests carried, percent	45.00%
Number of cruise ships | cruise_ship	104
Number of companies operating as a single economic enterprise | company	2
DLC arrangement current equalization ratio	1
Carnival PLC
Organization, Consolidation and Presentation of Financial Statements [Line Items]
DLC arrangement current equalization ratio	1